Organization and Principal Activities - Schedule of Unaudited Condensed Consolidated Cash Flows Information (Details) - Condensed Consolidated Cash Flows [Member] $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Unaudited Condensed Consolidated Cash Flows Information [Line Items]
Net cash provided by operating activities	$ 2,124
Net cash used in investing activities	(1,918)
Net cash provided by financing activities	9
Effect of exchange rate changes	(1)
Net increase in cash and cash equivalents	$ 214